Debt (Details) - Schedule of Debt - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Debt [Abstract]
Total notes payable	$ 460,406	$ 1,656,772	$ 846,166
Less: Discount	0	(756,795)	(646,888)
Notes payable - net of discount	460,406	899,977	199,278
Current Portion, net of discount	460,406	899,977	199,278
Long-term portion, net of discount	$ 0	$ 0	$ 0